Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2021	¥ 3,057
2022	2,910
2023	3,037
2024	3,263
2025	3,434
2026-2030	19,887
Total	35,588
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2021	1,483
2022	1,541
2023	1,558
2024	1,685
2025	1,748
2026-2030	10,846
Total	¥ 18,861